Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used [Line Items]
Current exchange rate		19.36	20.52
Average exchange rate	[1]	20.12	20.28
Non-adjusting events after reporting period [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used [Line Items]
Current exchange rate				18.1

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.